Offerings - Offering: 1	Dec. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	45,454,546
Proposed Maximum Offering Price per Unit	4.88
Maximum Aggregate Offering Price	$ 221,818,184.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,633.09
Offering Note	a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of common stock, $0.0001 par value per share, of the registrant ("Common Stock") issuable upon stock splits, stock dividends or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average high and low prices reported for the registrant's Common Stock on December 2, 2025.